Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
MFS® Commodity Strategy Fund | A
Prospectus:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | B
Prospectus:
Trading Symbol	MCSFX
MFS® Commodity Strategy Fund | C
Prospectus:
Trading Symbol	MCSHX
MFS® Commodity Strategy Fund | I
Prospectus:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R1
Prospectus:
Trading Symbol	MCSNX
MFS® Commodity Strategy Fund | R2
Prospectus:
Trading Symbol	MCSOX
MFS® Commodity Strategy Fund | R3
Prospectus:
Trading Symbol	MCSQX
MFS® Commodity Strategy Fund | R4
Prospectus:
Trading Symbol	MCSTX
MFS® Commodity Strategy Fund | R6
Prospectus:
Trading Symbol	MCSRX
MFS® Global Alternative Strategy Fund | A
Prospectus:
Trading Symbol	DVRAX
MFS® Global Alternative Strategy Fund | R4
Prospectus:
Trading Symbol	DVRKX
MFS® Global Alternative Strategy Fund | R6
Prospectus:
Trading Symbol	DVRLX
MFS® Global Alternative Strategy Fund | B
Prospectus:
Trading Symbol	DVRBX
MFS® Global Alternative Strategy Fund | C
Prospectus:
Trading Symbol	DVRCX
MFS® Global Alternative Strategy Fund | I
Prospectus:
Trading Symbol	DVRIX
MFS® Global Alternative Strategy Fund | R1
Prospectus:
Trading Symbol	DVRFX
MFS® Global Alternative Strategy Fund | R2
Prospectus:
Trading Symbol	DVRHX
MFS® Global Alternative Strategy Fund | R3
Prospectus:
Trading Symbol	DVRJX